Schedule of reconciliation between tax expense and corporate tax rate (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Notes and other explanatory information [abstract]
(Loss)/Profit before tax	$ (973,673)	$ (1,249,833)	$ (11,053,571)
Income tax using the statutory tax rate of 17% (2024: 17%)	(165,524)	(212,472)	(1,879,107)
- Non-deductible expenses		662,216	1,866,671
Non-deductible expenses	515,894
- Income tax exemption		(449,744)	(17,425)
Income tax exemption	(350,370)
(Loss)/Profit before tax			(449)
Deferred tax asset not recognized during the financial year			30,310
Underprovision in respect of prior years	139,886	179,562	355
Overprovision in respect of prior years			(417,748)
Income tax (benefit)/expense recognized in profit or loss	$ 139,886	$ 179,562	$ (417,393)